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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21724

AGIC International & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	February 29, 2012

Date of reporting period:	November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Schedule of Investments

AGIC International & Premium Strategy Fund Schedule of Investments

November 30, 2011 (unaudited)

Shares		Value*
COMMON STOCK—98.3%
Australia—7.2%
Biotechnology—3.6%
123,948	CSL Ltd.	$4,041,530

Commercial Services & Supplies—0.5%
189,217	Downer EDI Ltd. (c)	619,865

Metals & Mining—3.1%
55,687	BHP Billiton Ltd.	2,086,407
18,601	Newcrest Mining Ltd.	678,586
9,801	Rio Tinto Ltd.	667,398
		3,432,391

Belgium—0.7%
Chemicals—0.6%
25,259	Tessenderlo Chemie NV	701,626

Oil, Gas & Consumable Fuels—0.1%
27,391	Euronav NV (c)	125,198

China—0.2%
Personal Products—0.2%
465,000	Real Nutriceutical Group	182,379

Denmark—0.6%
Construction & Engineering—0.6%
9,950	FLSmidth & Co. A/S	640,110

Electrical Equipment—0.0%
4,800	Vestas Wind Systems A/S (c)	64,752

Finland—1.3%
Auto Components—0.4%
13,200	Nokian Renkaat Oyj	437,240

Communications Equipment—0.9%
178,126	Nokia Oyj	1,029,495

France—6.0%
Automobiles—0.3%
14,943	Peugeot S.A.	279,782

Commercial Banks—1.0%
27,495	BNP Paribas S.A.	1,094,521

Diversified Telecommunication Services—2.2%
118,394	France Telecom S.A. (b)	2,043,543
21,394	Vivendi S.A.	493,475
		2,537,018

Electric Utilities—0.2%
9,219	Electricite de France S.A.	251,449

Electrical Equipment—0.6%
19,616	Alstom S.A.	679,248

AGIC International & Premium Strategy Fund Schedule of Investments

November 30, 2011 (unaudited) (continued)

Shares		Value*
Oil, Gas & Consumable Fuels—1.7%
36,497	Total S.A. (b)	$1,882,972

Germany—6.0%
Automobiles—0.9%
21,187	Daimler AG	963,865

Chemicals—1.7%
34,176	K&S AG	1,860,991

Diversified Financial Services—0.8%
15,459	Deutsche Boerse AG (c)	948,505

Electric Utilities—0.9%
38,991	E.ON AG	965,170

Multi-Utilities—0.6%
16,213	RWE AG	672,098

Pharmaceuticals—1.0%
17,065	Bayer AG	1,122,896

Semiconductors & Semiconductor Equipment—0.1%
11,500	Aixtron SE	150,522

Greece—0.1%
Commercial Banks—0.1%
29,019	National Bank of Greece S.A. (c)	76,903

Hong Kong—2.9%
Airlines—0.7%
425,000	Cathay Pacific Airways Ltd.	765,586

Diversified Financial Services—0.4%
380,000	First Pacific Co., Ltd.	422,158

Real Estate Management & Development—1.8%
180,000	Hang Lung Group Ltd.	965,339
159,500	Kerry Properties Ltd.	554,384
586,000	New World Development Ltd.	502,671
		2,022,394

Ireland—0.0%
Insurance—0.0%
48,618	Irish Life & Permanent Group Holdings PLC (c)	2,102

Italy—2.3%
Electric Utilities—1.0%
271,908	Enel SpA	1,158,572

Oil, Gas & Consumable Fuels—1.3%
66,956	Eni SpA	1,418,012

AGIC International & Premium Strategy Fund Schedule of Investments

November 30, 2011 (unaudited) (continued)

Shares		Value*
Japan—18.0%
Auto Components—0.4%
29,200	Tokai Rika Co., Ltd.	$453,052

Automobiles—1.4%
48,300	Toyota Motor Corp.	1,590,544

Beverages—0.4%
34,000	Kirin Holdings Co., Ltd.	415,115

Building Products—0.8%
29,500	Daikin Industries Ltd.	868,742

Commercial Banks—0.3%
81,900	Resona Holdings, Inc.	366,825

Construction & Engineering—0.5%
64,000	Kinden Corp.	528,605

Consumer Finance—0.4%
46,500	Promise Co., Ltd. (c)	485,016

Diversified Telecommunication Services—2.1%
48,700	Nippon Telegraph & Telephone Corp.	2,401,809

Electronic Equipment, Instruments & Components—0.2%
27,300	Mitsumi Electric Co., Ltd.	198,651

Leisure Equipment & Products—2.1%
23,000	Nikon Corp.	538,533
36,200	Sankyo Co., Ltd.	1,809,491
		2,348,024

Machinery—2.2%
301,000	Hino Motors Ltd.	1,851,197
36,500	Shima Seiki Manufacturing Ltd.	633,260
		2,484,457

Marine—1.5%
133,000	Kawasaki Kisen Kaisha Ltd.	231,251
147,000	Mitsui OSK Lines Ltd.	467,292
450,000	Nippon Yusen KK	1,002,439
		1,700,982

Multiline Retail—0.3%
88,500	Daiei, Inc. (c)	321,644

Pharmaceuticals—0.7%
11,200	Astellas Pharma, Inc.	431,720
19,700	Daiichi Sankyo Co., Ltd.	355,221
		786,941

Road & Rail—0.5%
8,600	East Japan Railway Co.	526,756

AGIC International & Premium Strategy Fund Schedule of Investments

November 30, 2011 (unaudited) (continued)

Shares		Value*
Software—0.2%
1,300	Nintendo Co., Ltd.	$197,908

Tobacco—0.3%
81	Japan Tobacco, Inc.	388,700

Trading Companies & Distributors—2.6%
545,900	Sojitz Corp.	856,614
153,300	Sumitomo Corp. (b)	2,046,256
		2,902,870

Wireless Telecommunication Services—1.1%
119	KDDI Corp.	788,469
282	NTT DoCoMo, Inc.	498,448
		1,286,917

Norway—4.4%
Chemicals—2.3%
63,200	Yara International ASA	2,572,641

Commercial Banks—2.1%
232,600	DnB NOR ASA	2,378,665

Singapore—0.7%
Airlines—0.7%
99,000	Singapore Airlines Ltd.	811,154

Spain—7.2%
Commercial Banks—1.7%
260,361	Banco Santander S.A.	1,954,327

Construction & Engineering—0.2%
5,517	ACS Actividades de Construcciones y Servicios S.A.	178,930

Diversified Telecommunication Services—3.6%
216,087	Telefonica S.A. (b)	4,057,756

Electric Utilities—1.0%
162,409	Iberdrola S.A.	1,082,273

Insurance—0.7%
226,669	Mapfre S.A.	758,762

Sweden—1.2%
Commercial Banks—0.6%
95,400	Nordea Bank AB	759,560

Personal Products—0.6%
20,850	Oriflame Cosmetics S.A. SDR	640,335

Switzerland—8.4%
Chemicals—1.0%
3,892	Syngenta AG (c)	1,145,311

Electrical Equipment—1.7%
101,818	ABB Ltd. (c)	1,930,176

AGIC International & Premium Strategy Fund Schedule of Investments

November 30, 2011 (unaudited) (continued)

Shares		Value*
Food Products—0.4%
8,413	Nestle S.A.	$472,161

Insurance—2.9%
14,565	Zurich Financial Services AG (c)	3,207,772

Pharmaceuticals—1.8%
12,695	Roche Holdings AG	2,019,447

Textiles, Apparel & Luxury Goods—0.6%
1,640	Swatch Group AG	639,650

United Kingdom—31.1%
Aerospace & Defense—0.2%
56,269	BAE Systems PLC	242,930

Capital Markets—0.3%
53,500	ICAP PLC	299,242

Commercial Banks—2.0%
98,123	Barclays PLC	282,665
133,443	Royal Bank of Scotland Group PLC (b)(c)	44,418
88,325	Standard Chartered PLC	1,922,906
		2,249,989

Food & Staples Retailing—2.1%
462,495	WM Morrison Supermarkets PLC (b)	2,344,775

Food Products—3.8%
127,149	Unilever PLC	4,271,182

Industrial Conglomerates—0.1%
17,062	Cookson Group PLC	133,701

Insurance—1.9%
760,522	Old Mutual PLC	1,359,022
227,246	Standard Life PLC	723,768
		2,082,790

Machinery—1.1%
84,128	Charter International PLC	1,234,851

Metals & Mining—4.0%
32,097	Anglo American PLC	1,225,366
67,080	BHP Billiton PLC	2,062,866
22,080	Rio Tinto PLC	1,162,416
		4,450,648

Oil, Gas & Consumable Fuels—7.6%
302,677	BP PLC	2,192,095
	Royal Dutch Shell PLC (b),
76,148	Class A	2,663,245
103,690	Class B	3,736,424
		8,591,764

AGIC International & Premium Strategy Fund Schedule of Investments

November 30, 2011 (unaudited) (continued)

Shares		Value*
Pharmaceuticals—0.5%
25,592	GlaxoSmithKline PLC	$567,171

Road & Rail—0.9%
265,208	Stagecoach Group PLC	1,047,002

Tobacco—2.9%
48,408	British American Tobacco PLC	2,246,473
27,934	Imperial Tobacco Group PLC	1,004,981
		3,251,454

Wireless Telecommunication Services—3.7%
1,536,950	Vodafone Group PLC (b)	4,160,688
	Total Common Stock (cost—$204,217,753)	110,340,015

PREFERRED STOCK—0.4%
Germany—0.4%
Media—0.4%
23,486	ProSiebenSat.1 Media AG (cost—$782,459)	464,612

Principal
Amount
(000s)
Repurchase Agreements—0.8%
$923	State Street Bank & Trust Co., dated 11/30/11, 0.01%, due 12/1/11, proceeds $923,000; collateralized by Fannie Mae, 4.377%, due 1/23/18, valued at $946,687 including accrued interest (cost—$923,000)	923,000

	Total Investments (cost—$205,923,212) (a)(d)—99.5%	111,727,627

	Other assets less liabilities—0.5%	539,715

	Net Assets—100%	$112,267,342

Notes to Schedule of Investments:

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and these differences could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)          Securities with an aggregate value of $110,804,627, representing 98.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written. There were no open call options written transactions outstanding at November 30, 2011, however the Fund had securities segregated as collateral for any transactions in the future.

(c)          Non-income producing.

(d)         At November 30,  2011, the cost basis of portfolio securities for federal income tax purposes was $206,072,319. Gross unrealized appreciation was $56,757, gross unrealized depreciation was $94,401,449 and net unrealized depreciation was $94,344,692. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

SDR—Swedish Depository Receipt

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for international equities given information available at the time of the evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at November 30, 2011 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detail information on Investment in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	11/30/11
Investments in Securities - Assets
Common Stock	—	$110,340,015	—	$110,340,015
Preferred Stock	—	464,612	—	464,612
Repurchase Agreements	—	923,000	—	923,000
Total Investments	—	$111,727,627	—	$111,727,627

There were no significant transfers between Level 1 and 2 during the nine months ended November 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2011, was as follows:

Net Change
	Beginning			Accrued		in Unrealized
	Balance			Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	2/28/11	Purchases	Sales	(Premiums)	Gain(Loss)	Depreciation	Level 3	of Level 3*	11/30/11
Investments in Securities - Assets
Common Stock:
Australia	$10,384,547	$3,671,822	$(4,636,363)	—	$223,338	$(1,549,557)	—	$(8,093,787)	—

*Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

Item 2. Controls and Procedures

a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC International & Premium Strategy Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 20, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 20, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 20, 2012